Statement of Additional Information Supplement dated June 15, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares, as applicable, of the Funds listed below:
Invesco V.I. Dividend Growth Fund
Invesco V.I. Global Dividend Growth Fund
Invesco V.I. High Yield Securities Fund
Invesco V.I. Income Builder Fund
Invesco V.I. S&P 500 Index Fund
Invesco V.I. Select Dimensions Balanced Fund
Invesco V.I. Select Dimensions Dividend Growth Fund
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
Invesco Van Kampen V.I. Capital Growth Fund
Invesco Van Kampen V.I. Comstock Fund
Invesco Van Kampen V.I. Equity and Income Fund
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund
Invesco Van Kampen V.I. Global Value Equity Fund
Invesco Van Kampen V.I. Government Fund
Invesco Van Kampen V.I. Growth and Income Fund
Invesco Van Kampen V.I. High Yield Fund
Invesco Van Kampen V.I. International Growth Equity Fund
Invesco Van Kampen V.I. Mid Cap Growth Fund
Invesco Van Kampen V.I. Mid Cap Value Fund
Invesco Van Kampen V.I. Value Fund
Effective June 15, 2010, the following information was added under the heading “MANAGEMENT OF THE TRUST — Board of Trustees” in the Statement of Additional Information:
“David C. Arch, Trustee
Mr. Arch has been a member of the Board of Trustees since 2010.
Currently, Mr. Arch is the Chairman and Chief Executive Officer of Blistex, Inc., a consumer health care products manufacturer. Mr. Arch is a member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago and member of the Board of the Illinois Manufacturers’ Association. Mr. Arch is also a member of the Board of Visitors, Institute for the Humanities, University of Michigan. From 1984 to 2010, Mr. Arch served as Director or Trustee of investment companies in the Van Kampen Funds complex.
The Board believes that Mr. Arch’s experience as the CEO of a public company and his experience with investment companies benefits the Funds.
Rod Dammeyer, Trustee
Mr. Dammeyer has been a member of the Board of Trustees since 2010.
Since 2001, Mr. Dammeyer has been President of CAC, LLC, a private company offering capital investment and management advisory services. Previously, Mr. Dammeyer served as Managing Partner at Equity Group Corporate Investments; Chief Executive Officer of Itel Corporation; Senior Vice President and Chief Financial Officer of Household International, Inc.; and Executive Vice President and Chief Financial Officer of Northwest Industries, Inc.
Mr. Dammeyer was a Partner of Arthur Andersen & Co., an international accounting firm.
Mr. Dammeyer currently serves as a Director of Quidel Corporation and Stericycle, Inc. Previously, Mr. Dammeyer has served as a Trustee of The Scripps Research Institute; and a Director of Ventana Medical Systems, Inc.; GATX Corporation; TheraSense, Inc.; TeleTech Holdings Inc.; and Arris Group, Inc.
From 1987 to 2010, Mr. Dammeyer served as Director or Trustee of investment companies in the Van Kampen Funds complex.
The Board believes that Mr. Dammeyer’s experience in executive positions at a number of public companies, his accounting experience and his experience serving as a director of investment companies benefits the Funds.

Hugo F. Sonnenschein, Trustee
Mr. Sonnenschein has been a member of the Board of Trustees since 2010.
Mr. Sonnenschein is the President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Until July 2000, Mr. Sonnenschein served as President of the University of Chicago.
Mr. Sonnenschein is a Trustee of the University of Rochester and a member of its investment committee. He is also a member of the National Academy of Sciences and the American Philosophical Society, and a Fellow of the American Academy of Arts and Sciences. From 1994 to 2010, Mr. Sonnenschein served as Director or Trustee of investment companies in the Van Kampen Funds complex.
The Board believes that Mr. Sonnenschein’s experiences in academia and in running a university, and his experience as a director of investment companies benefits the Funds.
Wayne W. Whalen, Trustee
Mr. Whalen has been a member of the Board of Trustees since 2010.
Mr. Whalen is Of Counsel, and prior to 2010, Partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP.
Mr. Whalen is a Director of the Abraham Lincoln Presidential Library Foundation. From 1995 to 2010, Mr. Whalen served as Director or Trustee of investment companies in the Van Kampen Funds complex.
The Board believes that Mr. Whalen’s experience as a law firm Partner and his experience as a director of investment companies benefits the Funds.”
Effective June 15, 2010, Mr. Arch was appointed as a member of the Audit Committee, Governance Committee and Investments Committee of the Boards of Trustees of the Invesco Funds.
Effective June 15, 2010, Mr. Dammeyer was appointed as a member of the Audit Committee, Compliance Committee and Investments Committee of the Boards of Trustees of the Invesco Funds.
Effective June 15, 2010, Mr. Sonnenschein was appointed as a member of the Governance Committee, Investments Committee and Valuation, Distribution and Proxy Oversight Committee of the Boards of Trustees of the Invesco Funds.
Effective June 15, 2010, Mr. Whalen was appointed as a member of the Investments Committee and Valuation, Distribution and Proxy Oversight Committee of the Boards of Trustees of the Invesco Funds.
Effective June 15, 2010, the following information replaces in its entirety the language appearing in the third paragraph under the heading “MANAGEMENT OF THE TRUST — Management Information” in the Statement of Additional Information:
     “Leadership Structure and the Board of Trustees. The Board is currently composed of seventeen Trustees, including fourteen Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (collectively, the Independent Trustee and each an Independent Trustee). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established six committees to assist the Board in performing its oversight responsibilities.”

Effective June 15, 2010, the following information was added to the table in “APPENDIX C — Trustees and Officers” in the Statement of Additional Information:
“Interested Persons

Other
			Number of	Trusteeship(s)
Name, Year of Birth		Principal	Funds in	/Directorship(s)
and Position(s)	Trustee and/or	Occupation(s)	Fund Complex	Held by
Held with the Trust	Officer Since	During Past 5 Years	Overseen by Trustee	Trustee/Director

Wayne W. Whalen[3] — 1940 Trustee	2010	Of Counsel in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP (since January 2010); Prior to January 2010, Partner at Skadden, Arps, Slate, Meagher & Flom LLP.	232	Director of the Abraham Lincoln Presidential Library Foundation.”

[3]	Mr. Whalen is considered an interested person of the Trust because he and his firm currently provide legal services as legal counsel to the Trust
Effective June 15, 2010, the following information was added to the table in “APPENDIX C — Trustees and Officers” in the Statement of Additional Information:
“Independent Trustees

				Other
			Number of	Trusteeship(s)
Name, Year of Birth		Principal	Funds in	/Directorship(s)
and Position(s)	Trustee and/or	Occupation(s)	Fund Complex	Held by
Held with the Trust	Officer Since	During Past 5 Years	Overseen by Trustee	Trustee/Director

David C. Arch — 1946 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	232	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan.

Rod Dammeyer — 1941 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services.	232	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc. Prior to January 2004, Director of TeleTech Holdings Inc.

Other
			Number of	Trusteeship(s)
Name, Year of Birth		Principal	Funds in	/Directorship(s)
and Position(s)	Trustee and/or	Occupation(s)	Fund Complex	Held by
Held with the Trust	Officer Since	During Past 5 Years	Overseen by Trustee	Trustee/Director
and Arris Group, Inc.

Hugo F. Sonnenschein — 1941 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	232	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences.”

Statement of Additional Information Supplement dated June 15, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares, as applicable, of the Funds listed below:
Invesco V.I. Basic Balanced Fund
Invesco V.I. Basic Value Fund
Invesco V.I. Capital Appreciation Fund
Invesco V.I. Capital Development Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Diversified Income Fund
Invesco V.I. Dynamics Fund
Invesco V.I. Financial Services Fund
Invesco V.I. Global Health Care Fund
Invesco V.I. Global Multi-Asset Fund
Invesco V.I. Global Real Estate Fund
Invesco V.I. Government Securities Fund
Invesco V.I. High Yield Fund
Invesco V.I. International Growth Fund
Invesco V.I. Large Cap Growth Fund
Invesco V.I. Leisure Fund
Invesco V.I. Mid Cap Core Equity Fund
Invesco V.I. Money Market Fund
Invesco V.I. Small Cap Equity Fund
Invesco V.I. Technology Fund
Invesco V.I. Utilities Fund
Effective June 15, 2010, the following information was added under the heading “MANAGEMENT OF THE TRUST — Board of Trustees” in the Statement of Additional Information:
“David C. Arch, Trustee
Mr. Arch has been a member of the Board of Trustees since 2010.
Currently, Mr. Arch is the Chairman and Chief Executive Officer of Blistex, Inc., a consumer health care products manufacturer. Mr. Arch is a member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago and member of the Board of the Illinois Manufacturers’ Association. Mr. Arch is also a member of the Board of Visitors, Institute for the Humanities, University of Michigan. From 1984 to 2010, Mr. Arch served as Director or Trustee of investment companies in the Van Kampen Funds complex.
The Board believes that Mr. Arch’s experience as the CEO of a public company and his experience with investment companies benefits the Funds.
Rod Dammeyer, Trustee
Mr. Dammeyer has been a member of the Board of Trustees since 2010.
Since 2001, Mr. Dammeyer has been President of CAC, LLC, a private company offering capital investment and management advisory services. Previously, Mr. Dammeyer served as Managing Partner at Equity Group Corporate Investments; Chief Executive Officer of Itel Corporation; Senior Vice President and Chief Financial Officer of Household International, Inc.; and Executive Vice President and Chief Financial Officer of Northwest Industries, Inc.
Mr. Dammeyer was a Partner of Arthur Andersen & Co., an international accounting firm.
Mr. Dammeyer currently serves as a Director of Quidel Corporation and Stericycle, Inc. Previously, Mr. Dammeyer has served as a Trustee of The Scripps Research Institute; and a Director of Ventana Medical Systems, Inc.; GATX Corporation; TheraSense, Inc.; TeleTech Holdings Inc.; and Arris Group, Inc.
From 1987 to 2010, Mr. Dammeyer served as Director or Trustee of investment companies in the Van Kampen Funds complex.
The Board believes that Mr. Dammeyer’s experience in executive positions at a number of public companies, his accounting experience and his experience serving as a director of investment companies benefits the Funds.

Hugo F. Sonnenschein, Trustee
Mr. Sonnenschein has been a member of the Board of Trustees since 2010.
Mr. Sonnenschein is the President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Until July 2000, Mr. Sonnenschein served as President of the University of Chicago.
Mr. Sonnenschein is a Trustee of the University of Rochester and a member of its investment committee. He is also a member of the National Academy of Sciences and the American Philosophical Society, and a Fellow of the American Academy of Arts and Sciences. From 1994 to 2010, Mr. Sonnenschein served as Director or Trustee of investment companies in the Van Kampen Funds complex.
The Board believes that Mr. Sonnenschein’s experiences in academia and in running a university, and his experience as a director of investment companies benefits the Funds.
Wayne W. Whalen, Trustee
Mr. Whalen has been a member of the Board of Trustees since 2010.
Mr. Whalen is Of Counsel, and prior to 2010, Partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP.
Mr. Whalen is a Director of the Abraham Lincoln Presidential Library Foundation. From 1995 to 2010, Mr. Whalen served as Director or Trustee of investment companies in the Van Kampen Funds complex.
The Board believes that Mr. Whalen’s experience as a law firm Partner and his experience as a director of investment companies benefits the Funds.”
Effective June 15, 2010, Mr. Arch was appointed as a member of the Audit Committee, Governance Committee and Investments Committee of the Boards of Trustees of the Invesco Funds.
Effective June 15, 2010, Mr. Dammeyer was appointed as a member of the Audit Committee, Compliance Committee and Investments Committee of the Boards of Trustees of the Invesco Funds.
Effective June 15, 2010, Mr. Sonnenschein was appointed as a member of the Governance Committee, Investments Committee and Valuation, Distribution and Proxy Oversight Committee of the Boards of Trustees of the Invesco Funds.
Effective June 15, 2010, Mr. Whalen was appointed as a member of the Investments Committee and Valuation, Distribution and Proxy Oversight Committee of the Boards of Trustees of the Invesco Funds.
Effective June 15, 2010, the following information replaces in its entirety the language appearing in the third paragraph under the heading “MANAGEMENT OF THE TRUST — Management Information” in the Statement of Additional Information:
     “Leadership Structure and the Board of Trustees. The Board is currently composed of seventeen Trustees, including fourteen Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (collectively, the Independent Trustee and each an Independent Trustee). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established six committees to assist the Board in performing its oversight responsibilities.”

Effective June 15, 2010, the following information was added to the table in “APPENDIX C — Trustees and Officers” in the Statement of Additional Information:
“Interested Persons

Other
			Number of	Trusteeship(s)
Name, Year of Birth		Principal	Funds in	/Directorship(s)
and Position(s)	Trustee and/or	Occupation(s)	Fund Complex	Held by
Held with the Trust	Officer Since	During Past 5 Years	Overseen by Trustee	Trustee/Director

Wayne W. Whalen[3] - 1940 Trustee	2010	Of Counsel in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP (since January 2010); Prior to January 2010, Partner at Skadden, Arps, Slate, Meagher & Flom LLP.	232	Director of the Abraham Lincoln Presidential Library Foundation.”

[3]	Mr. Whalen is considered an interested person of the Trust because he and his firm currently provide legal services as legal counsel to the Trust
Effective June 15, 2010, the following information was added to the table in “APPENDIX C — Trustees and Officers” in the Statement of Additional Information:
“Independent Trustees

				Other
			Number of	Trusteeship(s)
Name, Year of Birth		Principal	Funds in	/Directorship(s)
and Position(s)	Trustee and/or	Occupation(s)	Fund Complex	Held by
Held with the Trust	Officer Since	During Past 5 Years	Overseen by Trustee	Trustee/Director

David C. Arch — 1946 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	232	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan.

Rod Dammeyer — 1941 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services.	232	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc. Prior to January 2004, Director of TeleTech Holdings Inc.

“Independent Trustees

Other
			Number of	Trusteeship(s)
Name, Year of Birth		Principal	Funds in	/Directorship(s)
and Position(s)	Trustee and/or	Occupation(s)	Fund Complex	Held by
Held with the Trust	Officer Since	During Past 5 Years	Overseen by Trustee	Trustee/Director

and Arris Group, Inc.

Hugo F. Sonnenschein — 1941 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	232	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences.”